ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2025
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

3. ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses comprises allowances for accounts receivable-trade, advances to suppliers, warranty insurance receivable, and other receivables. Warranty insurance receivable is presented within other non-current assets and other receivables are included in prepaid expenses and other current assets.

The following tables summarize the gross balances, allowance for credit losses, and net carrying amounts:

	December 31,	December 31,
	2024	2025
Accounts receivable trade, gross	$1,194,913	$912,302
Allowance for credit losses	(76,144)	(82,345)
Accounts receivable trade, net	$1,118,769	$829,957

	December 31,	December 31,
	2024	2025
Advances to suppliers, gross	$244,703	$323,850
Allowance for credit losses	(2,141)	(1,461)
Advances to suppliers, net	$242,562	$322,389

	December 31,	December 31,
	2024	2025
Warranty insurance receivable, gross	$79,923	$61,276
Allowance for credit losses	(23,923)	(14,073)
Warranty insurance receivable, net	$56,000	$47,203

	December 31,	December 31,
	2024	2025
Other receivable, gross	$184,139	$326,766
Allowance for credit losses	(13,901)	(18,063)
Other receivable, net	$170,238	$308,703

Changes in the allowance for credit losses were as follows:

		Advances to
		Suppliers,
		Warranty Insurance
	Accounts Receivable	Receivable and
	Trade	Other Receivables
Balance as of December 31, 2022	$49,930	$11,374
Provision for credit losses, net	7,381	4,633
Write-offs	(2,073)	(242)
Foreign exchange effect	1,564	(163)
Balance as of December 31, 2023	56,802	15,602
Provision for credit losses, net	14,289	24,771
Write-offs	(647)	—
Foreign exchange effect	5,700	(408)
Balance as of December 31, 2024	76,144	39,965
Provision for credit losses, net	(6,797)	5,348
Write-offs	(1,560)	(12,151)
Foreign exchange effect	14,558	435
Balance as of December 31, 2025	$82,345	$33,597